Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2011 (the “2011 Plan”) and a share incentive plan in 2013 (the “2013 Plan”), (collectively “the Plans). The Company may grant share-based awards to its employees, directors and consultants to purchase an aggregate of no more than 7,843,100 and 3,350,000 ordinary shares of the Company under the 2011 Plan and 2013 Plan, respectively. The Plans were approved by the Board of Directors and shareholders of the Company on May 4, 2011 and November 4, 2013, respectively. The Plans are administered by the Board of Directors or any of its committees as set forth in the Plans.

The following table summarizes the options granted to employees and directors during the years ended December 31, 2012, 2013 and 2014.

Grant Date	Contractual Terms	Number of Awards	Exercise Price (US$)	Vesting Schedule
July 1, 2012	10 years	120,000	2.20	(a)
May 27, 2013	10 years	560,000	2.20	(b)
October 22, 2013	10 years	78,000	2.20	(b)
October 22, 2013	10 years	150,000	2.20	(c)
January 16, 2014	10 years	57,600	2.20	(d)
January 16, 2014	10 years	120,000	2.20	(e)

As of December 31, 2014, share-based awards to purchase 5,663,237 Class A ordinary shares were outstanding and share-based awards to purchase 2,488,937 Class A ordinary shares were available for future grant under the 2011 Plan and 2013 Plan, respectively.

(a)	25% of the awards have vested on each of July 1, 2013 and 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2016.
(b)	25% of the awards have vested on January 1, 2014 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2017.
(c)	25% of the awards have vested on July 1, 2014 and the remainder of the awards will vest on an annual basis each July 1, thereafter, until July 1, 2017.
(d)	25% of the awards have vested on January 16, 2014 and the remainder of the awards will vest on an annual basis each January 16, thereafter, until January 16, 2017.
(e)	25% of the awards will vest on January 1, 2015 and the remainder of the awards will vest on an annual basis each January 1, thereafter, until January 1, 2018.

Share options

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$

Outstanding, January 1, 2014	7,665,500	2.20	2.65	7.74	263,617
Granted	177,600	2.20	34.57
Exercised	(2,939,863)	2.20
Forfeited	(35,000)	2.20

Outstanding, December 31, 2014	4,868,237	2.20	3.77	6.89	166,299

Vested and expected to vest at December 31, 2014	4,818,877	2.20	3.73	6.87	164,613

Exercisable as of December 31, 2014	2,149,037	2.20	2.52	6.53	73,411

The aggregate intrinsic value in the table above is calculated as the difference between the exercise price of the underlying awards and $36.36, the closing stock price of the Company’s ordinary shares on December 31, 2014. The total intrinsic value of options exercised during the year ended December 31, 2014 was RMB693,878 (US$111,833).

The aggregate fair value of the outstanding options at the grant dates were determined to be RMB114,013 (US$18,376) and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted with graded vesting. As of December 31, 2014, there was RMB48,033 (US$7,742) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested share-based awards which are expected to be recognized over a weighted-average period of 2.32 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

Restricted shares

The following table summarizes the restricted shares granted till December 31, 2014.

Grant Date	Vesting Schedule	Number of Awards	Fair Value per Share at the Grant date (US$)
November 4, 2013	(a)	400,000	12.38
May 8, 2014	(b)	100,000	29.00
October 9, 2014	(c)	406,000	39.35
December 9, 2014	(d)	1,063	36.71

(a)	25% of the awards have vested on September 29, 2014 and the remainder of the awards will vest on an annual basis each September 29, thereafter, until September 29, 2017.
(b)	The restricted shares granted on May 8, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from March 14, 2015 to May 13, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(c)	The restricted shares granted on October 9, 2014 will vest over a period of approximately four years, with 25% of the awards vesting on various dates ranging from January 1, 2015 to October 1, 2015, and the remainder of the awards vesting on an annual basis thereafter, until 2018.
(d)	The restricted shares granted on December 9, 2014 fully vested on the grant date.

Restricted shares activity for the year ended December 31, 2014 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$

Outstanding, January 1, 2014	400,000	12.38
Granted	507,063	37.30
Vested	(101,063)	12.64
Forfeited	(11,000)

Outstanding, December 31, 2014	795,000	27.87

Expected to vest, December 31, 2014	795,000	27.87

The weighted average fair value of restricted shares on the grant date was US$37.30, which was derived from the fair value of the underlying ordinary shares. The aggregate fair value of the restricted shares at the grant dates were determined to be RMB137,477 (US$22,157) and such amount shall be recognized as compensation expense using the straight-line method for all restricted shares granted with graded vesting. As of December 31, 2014, there was RMB122,026 (US$19,667) of total unrecognized share-based compensation expenses, net of estimated forfeitures, related to unvested restricted shares which are expected to be recognized over a weighted-average period of 3.15 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the exercise multiple for which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. For the exercise multiple, the Company has no historical exercise patterns as reference, thus the exercise multiple is based on management’s estimation, which the Company believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares was the price of the Company’s publicly traded shares.

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2012	2013	2014

Fair value of ordinary share	US$3.70	US$4.58-US$11.64	US$36.62
Risk-free interest rates	1.73%	2.07%-2.60%	2.909%
Expected exercise multiple	2.2	2.2	2.2
Expected volatility	60.40%	53.70%-55.49%	53.5%
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted	US$2.36	US$3.03-US$9.69	US$34.52-US$34.59

Share-based compensation expenses relating to options granted to employees recognized for the year ended December 31, 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	6,553	6,534	8,048	1,298
Sales and marketing expenses	4,177	4,375	14,644	2,360
General and administrative expenses	15,734	11,738	20,557	3,313
Product development expenses	2,678	2,961	13,417	2,162

	29,142	25,608	56,666	9,133